UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-6529

                             Columbia Funds Trust VI
               -----------------------------------------------------
               (Exact name of registrant as specified in charter)


                One Financial Center, Boston, Massachusetts 02111
               -----------------------------------------------------
               (Address of principal executive offices) (Zip code)

                            Vincent Pietropaolo, Esq.
                         Columbia Management Group, Inc.
                              One Financial Center
                                Boston, MA 02111
               -----------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 1-617-772-3698

Date of fiscal year end: 07/31/05

Date of reporting period: 01/31/05

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.


                                           Photo of: man and woman smiling

                                                     COLUMBIA
                                               GROWTH & INCOME FUND

                                                 SEMIANNUAL REPORT
                                                 JANUARY 31, 2005

TABLE OF CONTENTS

FUND PROFILE .................................  1

PERFORMANCE INFORMATION ......................  2

UNDERSTANDING YOUR EXPENSES ..................  3

ECONOMIC UPDATE ..............................  4

PORTFOLIO MANAGERS' REPORT ...................  5

FINANCIAL STATEMENTS .........................  7

   INVESTMENT PORTFOLIO ......................  8

   STATEMENT OF ASSETS AND LIABILITIES ....... 13

   STATEMENT OF OPERATIONS ................... 14

   STATEMENT OF CHANGES IN NET ASSETS ........ 15

   NOTES TO FINANCIAL STATEMENTS ............. 17

   FINANCIAL HIGHLIGHTS ...................... 22

COLUMBIA FUNDS ............................... 26

IMPORTANT INFORMATION
ABOUT THIS REPORT ............................ 29

Economic and market conditions change frequently. There is no assurance that the trends described in this report will continue or commence.

----------------------
Not FDIC Insured
May Lose Value
No Bank Guarantee
----------------------


PRESIDENT'S MESSAGE
                    ------------------------------------------------------------
                                                   COLUMBIA GROWTH & INCOME FUND

DEAR SHAREHOLDER:

Photo of: Christopher Wilson

In 2004, Columbia Funds became part of the Bank of America family, one of the largest, most respected financial institutions in the United States. As a direct result of this merger, a number of changes are in the works that we believe may offer significant benefits for our shareholders. Plans are underway to combine various Nations Funds and Columbia Funds together to form a single fund family that covers a wide range of markets, sectors and asset classes under the management of talented, seasoned investment professionals. As a result, some funds will be merged in order to eliminate redundancies and fund management teams will be aligned to maximize performance potential. You will receive more detailed information about these proposed mergers, and you will be asked to vote on certain fund changes that may affect you and your account. In this matter, your timely response will help us to implement the changes in 2005.

The increased efficiencies we expect from a more streamlined offering of funds may help us reduce fees charged to the funds, because larger funds often benefit from size and scale of operations. For example, significant savings for the combined complex may result from the consolidation of certain vendor agreements. In fact, negotiations are currently underway to consolidate the transfer agency of all of our funds and to consolidate custodial services, each under a single vendor. We have reduced management fees for many funds as part of our settlement agreement (See Note 7 in the Notes to Financial Statements) with the New York Attorney General.

As a result of these changes, we believe we will offer shareholders an even stronger lineup of investment options, with management expenses that continue to be competitive and fair. What will not change as we enter this next phase of consolidation is our commitment to the highest standards of performance and our dedication to superior service. Change for the good has another name: it's called improvement. It helps move us forward, and we believe that it represents progress for all our shareholders in their quest for long-term financial success. In the pages that follow, you'll find a discussion of the economic environment during the period followed by a detailed report from the fund's manager or managers on key factors that influenced performance. We hope that you will read the manager reports carefully and discuss any questions you might have with your financial advisor. As always, we thank you for choosing Columbia Funds. We appreciate your continued confidence. And, we look forward to helping you keep your long-term financial goals on target in the years to come.

Sincerely,


/s/Christopher Wilson

Christopher Wilson
Head of Mutual Funds, Columbia Management

Christopher Wilson is Head of Mutual Funds for Columbia Management, responsible for the day-to-day delivery of mutual fund services to the firm's investors. With the exception of distribution, Chris oversees all aspects of the mutual fund services operation, including treasury, investment accounting and shareholder and broker services. Chris serves as Columbia Management's liaison to the mutual fund boards of trustees. Chris joined Bank of America in August 2004.

FUND PROFILE
             -------------------------------------------------------------------
                                                   COLUMBIA GROWTH & INCOME FUND

The information below gives you a snapshot of your fund at the end of the reporting period. Your fund is actively managed, and the composition of its portfolio will change over time.

TOP 5 SECTORS AS OF 01/31/05 (%)
--------------------------------------
   FINANCIALS                    31.3
--------------------------------------
   ENERGY                        13.6
--------------------------------------
   INDUSTRIALS                   11.9
--------------------------------------
   CONSUMER STAPLES              10.4
--------------------------------------
   CONSUMER DISCRETIONARY         8.5
--------------------------------------

TOP 10 HOLDINGS AS OF 01/31/05 (%)
--------------------------------------
   CITIGROUP                      4.4
--------------------------------------
   EXXON MOBIL                    3.9
--------------------------------------
   GENERAL ELECTRIC               3.5
--------------------------------------
   CONOCOPHILLIPS                 3.2
--------------------------------------
   JPMORGAN CHASE & CO.           2.8
--------------------------------------
   BP PLC                         2.7
--------------------------------------
   U.S. BANCORP                   2.4
--------------------------------------
   WELLS FARGO & CO.              2.4
--------------------------------------
   AMERICAN INTERNATIONAL GROUP   2.1
--------------------------------------
   SBC COMMUNICATIONS             2.0
--------------------------------------

Sector breakdown and portfolio holdings are calculated as a percentage of net assets.

Management style is determined by Columbia Management, and is based on the investment strategy and process as outlined in the fund's prospectus.


[SIDEBAR INFORMATION]:

SUMMARY

o FOR THE SIX-MONTH PERIOD ENDED JANUARY 31, 2005, THE FUND'S CLASS A SHARES RETURNED 9.03% WITHOUT SALES CHARGE.

o CONTINUED ECONOMIC GROWTH, EXPANDING CORPORATE PROFITS AND A FAVORABLE RESPONSE TO THE ELECTION PROPELLED THE MARKETS HIGHER DURING THE PERIOD.

o STRONG PERFORMANCE AMONG UTILITIES, CONSUMER STAPLES AND ENERGY COMPANIES LED PERFORMANCE IN THE PORTFOLIO.

                                    OBJECTIVE
                                 Seeks long-term
                                growth and income

                                TOTAL NET ASSETS
                                $1,906.7 billion

[Illustration of arrow pointing up]
        CLASS A SHARES
            9.03%

[Illustration of arrow pointing up]
        RUSSELL 1000
        VALUE INDEX
          11.67%

Morningstar style box
Equity Style/Value // Size/Large

PERFORMANCE INFORMATION
                        --------------------------------------------------------
                                                   COLUMBIA GROWTH & INCOME FUND

MOUNTAIN CHART:
                    RUSSELL 1000     CLASS A SHARES          CLASS A SHARES
                    VALUE INDEX      WITHOUT SALES CHARGE    WITH SALES CHARGE

02/1995             10000            10000                   9425
                    10396            10470                   9868
                    10625            10722                   10106
                    10960            10957                   10327
                    11421            11410                   10754
                    11575            11620                   10951
                    11978            11996                   11306
                    12147            11927                   11241
                    12586            12338                   11629
                    12462            12259                   11554
                    13092            12706                   11976
                    13421            12634                   11908
                    13840            12976                   12230
                    13945            13185                   12427
                    14182            13195                   12436
                    14236            13679                   12892
                    14414            14021                   13215
                    14425            13809                   13015
                    13880            13065                   12314
                    14277            13475                   12700
                    14845            14067                   13258
                    15420            14429                   13600
                    16538            15489                   14598
                    16326            15120                   14251
                    17118            16157                   15228
                    17369            16188                   15257
                    16744            15616                   14719
                    17447            16561                   15609
                    18423            17547                   16538
                    19213            18245                   17196
                    20658            19909                   18764
                    19922            19160                   18059
                    21126            20231                   19068
                    20536            19264                   18157
                    21444            19993                   18843
                    22070            20438                   19263
                    21757            20649                   19462
                    23221            22150                   20876
                    24642            23240                   21904
                    24807            23228                   21893
                    24440            22631                   21330
                    24753            23475                   22126
                    24317            23053                   21727
                    20699            19325                   18214
                    21887            20181                   19021
                    23583            21846                   20590
                    24682            23194                   21861
                    25521            24537                   23126
                    25726            25187                   23739
                    25363            24135                   22747
                    25888            24931                   23497
                    28306            25617                   24144
                    27994            25261                   23808
                    28806            26756                   25217
                    27962            26058                   24559
                    26925            25763                   24282
                    25985            24784                   23359
                    27482            25825                   24340
                    27268            26107                   24605
                    27398            27336                   25764
                    26505            25874                   24386
                    24536            24872                   23442
                    27529            27666                   26075
                    27210            27666                   26075
                    27496            27480                   25900
                    26239            27137                   25576
                    26567            27308                   25737
                    28044            28321                   26692
                    28302            28598                   26954
                    28998            30060                   28331
                    27923            30231                   28493
                    29322            31776                   29949
                    29433            31661                   29841
                    28615            31354                   29551
                    27605            30332                   28588
                    28957            30933                   29154
                    29609            31499                   29688
                    28951            30752                   28984
                    28891            31580                   29764
                    27732            31352                   29549
                    25780            30252                   28512
                    25558            30203                   28467
                    27043            31387                   29583
                    27681            31604                   29787
                    27468            31092                   29304
                    27512            30703                   28938
                    28813            32272                   30417
                    27825            30988                   29206
                    27964            30969                   29188
                    26359            27606                   26019
                    23908            25439                   23976
                    24089            25650                   24175
                    21411            22074                   20805
                    22997            24013                   22632
                    24446            25828                   24343
                    23385            24733                   23311
                    22819            23850                   22478
                    22210            22500                   21206
                    22248            22410                   21121
                    24205            23994                   22615
                    25769            25957                   24464
                    26091            26570                   25042
                    26480            26461                   24939
                    26893            26892                   25346
                    26629            26386                   24869
                    28259            27305                   25735
                    28643            27575                   25989
                    30408            29464                   27770
                    30943            29900                   28181
                    31605            30719                   28953
                    31327            30575                   28817
                    30563            29847                   28131
                    30875            29865                   28148
                    31603            30683                   28919
                    31158            30119                   28387
                    31600            30465                   28713
                    32090            30919                   29141
                    32622            31210                   29415
                    34273            32517                   30648
                    35421            33428                   31506
01/2005             34791            32845                   30956

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Russell 1000 Value Index is an unmanaged index that measures the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values. Unlike the fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

AVERAGE ANNUAL TOTAL RETURN AS OF 01/31/05 (%)
-----------------------------------------------------------------------------------------------------------------
   SHARE CLASS                   A                         B                         C                       Z
-----------------------------------------------------------------------------------------------------------------
   INCEPTION                 07/01/92                  07/01/92                  07/01/94                02/07/01
-----------------------------------------------------------------------------------------------------------------
   SALES CHARGE           WITHOUT   WITH           WITHOUT   WITH             WITHOUT   WITH              WITHOUT
-----------------------------------------------------------------------------------------------------------------
   6-MONTH (CUMULATIVE)    9.03     2.76             8.59    3.59               8.60    7.60               9.15
-----------------------------------------------------------------------------------------------------------------
   1-YEAR                  9.83     3.51             8.95    3.95               8.95    7.95              10.08
-----------------------------------------------------------------------------------------------------------------
   5-YEAR                  4.89     3.65             4.08    3.78               4.08    4.08               5.12
-----------------------------------------------------------------------------------------------------------------
   10-YEAR                12.63    11.96            11.78   11.78              11.79   11.79              12.76
-----------------------------------------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/04 (%)
-----------------------------------------------------------------------------------------------------------------
   SHARE CLASS                   A                         B                         C                       Z
-----------------------------------------------------------------------------------------------------------------
   SALES CHARGE           WITHOUT   WITH           WITHOUT   WITH              WITHOUT  WITH              WITHOUT
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
   6-MONTH (CUMULATIVE)    8.95     2.69             8.57    3.57               8.51    7.51               9.07
-----------------------------------------------------------------------------------------------------------------
   1-YEAR                 13.45     6.93            12.55    7.55              12.53   11.53              13.71
-----------------------------------------------------------------------------------------------------------------
   5-YEAR                  4.11     2.88             3.33    3.03               3.32    3.32               4.34
-----------------------------------------------------------------------------------------------------------------
   10-YEAR                13.11    12.44            12.26   12.26              12.26   12.26              13.24
-----------------------------------------------------------------------------------------------------------------

THE "WITH SALES CHARGE" RETURNS INCLUDE THE MAXIMUM INITIAL SALES CHARGE OF 5.75% FOR CLASS A SHARES, MAXIMUM CONTINGENT DEFERRED SALES CHARGE OF 5.00% FOR CLASS B SHARES AND 1.00% FOR CLASS C SHARES FOR THE FIRST YEAR ONLY. THE "WITHOUT SALES CHARGE" RETURNS DO NOT INCLUDE THE EFFECT OF SALES CHARGES. IF THEY HAD, RETURNS WOULD BE LOWER.

ALL RESULTS SHOWN ASSUME REINVESTMENT OF DISTRIBUTIONS. CLASS Z SHARES ARE SOLD AT NET ASSET VALUE WITH NO RULE 12B-1 FEES.
PERFORMANCE FOR DIFFERENT SHARE CLASSES WILL VARY BASED ON DIFFERENCES IN SALES CHARGES AND FEES ASSOCIATED WITH EACH CLASS.
Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Class Z share (newer class shares) performance information includes returns of the fund's class A shares (older class shares), as its expense structure more closely resembles that of the newer class shares for periods prior to the inception date of the newer class shares. Total returns are not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between the older class shares and the newer class shares. Had the expense differential been reflected, the returns for the periods prior to the inception of newer class shares would have been different.


[SIDEBAR INFORMATION]:

PERFORMANCE OF A $10,000 INVESTMENT
02/01/95 - 01/31/05  ($)
--------------------------------------
   SALES CHARGE    WITHOUT      WITH
--------------------------------------
   CLASS A         32,845       30,956
--------------------------------------
   CLASS B         30,460       30,460
--------------------------------------
   CLASS C         30,473       30,473
--------------------------------------
   CLASS Z         33,220       N/A
--------------------------------------

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

UNDERSTANDING YOUR EXPENSES
                            ----------------------------------------------------
                                                   COLUMBIA GROWTH & INCOME FUND

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also continuing costs, which generally include investment advisory fees, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

ANALYZING YOUR FUND'S EXPENSES BY SHARE CLASS

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the reporting period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and includes the fund's actual expense ratio. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

08/01/04 - 01/31/05
------------------------------------------------------------------------------------------------------------------------
               ACCOUNT VALUE AT THE         ACCOUNT VALUE AT THE            EXPENSES PAID              FUND'S ANNUALIZED
           BEGINNING OF THE PERIOD ($)     END OF THE PERIOD ($)        DURING THE PERIOD ($)          EXPENSE RATIO (%)
------------------------------------------------------------------------------------------------------------------------
              ACTUAL    HYPOTHETICAL       ACTUAL    HYPOTHETICAL        ACTUAL    HYPOTHETICAL
------------------------------------------------------------------------------------------------------------------------
 CLASS A     1,000.00     1,000.00        1,090.29     1,019.00           6.48         6.26                   1.23
------------------------------------------------------------------------------------------------------------------------
 CLASS B     1,000.00     1,000.00        1,085.90     1,015.22          10.41        10.06                   1.98
------------------------------------------------------------------------------------------------------------------------
 CLASS C     1,000.00     1,000.00        1,086.00     1,015.22          10.41        10.06                   1.98
------------------------------------------------------------------------------------------------------------------------
 CLASS Z     1,000.00     1,000.00        1,091.50     1,020.27           5.17         4.99                   0.98
------------------------------------------------------------------------------------------------------------------------

Expenses paid during the period are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transactional costs, such as sales charges, redemption or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

COMPARE WITH OTHER FUNDS

Since all mutual fund companies are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the continuing cost of investing in a fund and do not reflect any transactional costs, such as sales charges or redemption or exchange fees.

[SIDEBAR INFORMATION]:

ESTIMATING YOUR ACTUAL EXPENSES

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

o FOR SHAREHOLDERS WHO RECEIVE THEIR ACCOUNT STATEMENTS FROM COLUMBIA FUNDS SERVICES, INC., YOUR ACCOUNT BALANCE IS AVAILABLE ONLINE AT
     WWW.COLUMBIAFUNDS.COM OR BY CALLING SHAREHOLDER SERVICES AT 800.345.6611

o FOR SHAREHOLDERS WHO RECEIVE THEIR ACCOUNT STATEMENTS FROM THEIR BROKERAGE FIRM, CONTACT YOUR BROKERAGE FIRM TO OBTAIN YOUR ACCOUNT BALANCE

1. DIVIDE YOUR ENDING ACCOUNT BALANCE BY $1,000. FOR EXAMPLE, IF AN ACCOUNT BALANCE WAS $8,600 AT THE END OF THE PERIOD, THE RESULT WOULD BE 8.6

2. IN THE SECTION OF THE TABLE BELOW TITLED "EXPENSES PAID DURING THE PERIOD," LOCATE THE AMOUNT FOR YOUR SHARE CLASS. YOU WILL FIND THIS NUMBER IS IN THE COLUMN LABELED "ACTUAL." MULTIPLY THIS NUMBER BY THE RESULT FROM STEP 1. YOUR ANSWER IS AN ESTIMATE OF THE EXPENSES YOU PAID ON YOUR ACCOUNT DURING THE PERIOD

ECONOMIC UPDATE
                ----------------------------------------------------------------
                                                   COLUMBIA GROWTH & INCOME FUND

During the six-month period that began August 1, 2004, and ended January 31, 2005, the US economy grew at a healthy pace, as household spending expanded and business investment in equipment and software climbed at a double-digit pace. Fourth quarter gross domestic product (GDP) was originally estimated at 3.1%. It was restated at 3.8% as nearly all sectors that contribute to GDP were revised higher.

Job growth dominated the economic news as the pace of new job creation picked up and more than two million jobs were created in 2004. January's payrolls came in below expectations, however we expect generally solid advances in the months ahead.

In response to an improved labor market, consumer confidence soared in December and rose again in January. For 2004, holiday sales were reported to be the strongest in five years as consumer confidence continued to lift spending, especially at high-end specialty stores and wholesale clubs.

STOCKS PICK UP MOMENTUM

After a weak start, stock market performance picked up in the second half of the six-month reporting period as employment news improved and uncertainty surrounding the presidential election was resolved. The S&P 500 Index returned 8.16% for the period. The majority of that return was generated in November and December. In January, concerns over the Iraqi elections, the pace of interest-rate hikes by the Federal Reserve Board (the Fed) and some disappointing earnings guidance cooled the stock market's advance. Small-and mid-cap stocks led the market and value stocks generally outperformed growth stocks. Energy and utilities stocks were the best-performing sectors for the six-month period.

BONDS DELIVER SOLID RETURNS

Despite a weak start, all sectors of the US bond market delivered solid returns for the six-month period. As the Fed raised short-term interest rates, the bond market responded favorably and the Lehman Brothers Aggregate Bond Index returned 3.81%. Yields on intermediate and long-term bonds edged lower--and prices rose during the six-month period. The 10-year Treasury yield rose sharply in November, but it reversed course in December and January. As a result, Treasuries were the strongest performing sector of the bond market in January.

High-yield bonds, which can be less sensitive to changing interest rates, led the fixed income markets for the period. The Merrill Lynch US High Yield, Cash Pay Index gained 7.74%. A relatively strong economy helped improve credit quality and the sector's high yields attracted investors seeking income. However, high-yield bonds gave up some ground in January. As Treasuries rebounded, high-yield bonds drifted into negative territory.

HIGHER SHORT-TERM

INTEREST RATES The Fed made good on its announced intentions to raise the federal funds rate, a key short-term rate, at a measured pace. After four one-quarter percentage point increases, the federal funds rate stood at 2.25% at the end of the period.1 The Fed indicated that it would continue to raise short-term interest rates in an effort to balance economic growth against inflationary pressures.

1    On February 2, the Fed raised the federal funds rate to 2.50%.


[SIDEBAR INFORMATION]:

SUMMARY
FOR THE SIX-MONTH PERIOD ENDED
JANUARY 31, 2005

o AFTER A WEAK START, STOCK PRICES BOUNCED BACK IN NOVEMBER AND DECEMBER, HELPING THE S&P 500 INDEX TO A 8.16% GAIN FOR THE SIX-MONTH PERIOD. VALUE STOCKS GENERALLY OUTPERFORMED GROWTH STOCKS, AND SMALL AND MID-CAP STOCKS OUTPERFORMED LARGE-CAP STOCKS, AS MEASURED BY THE RUSSELL INDICES.

[Illustration of arrow pointing up]
           S&P INDEX
            8.16%

[Illustration of arrow pointing up]
      RUSSELL 2000 INDEX
           13.88%

o INVESTMENT-GRADE BONDS DELIVERED SOLID GAINS. THE LEHMAN BROTHERS AGGREGATE BOND INDEX RETURNED 3.81%. HIGH-YIELD BONDS, WHICH CAN BE LESS SENSITIVE TO CHANGING INTEREST RATES, LED THE FIXED INCOME MARKETS. THE MERRILL LYNCH US HIGH YIELD, CASH PAY INDEX RETURNED 7.74%.


[Illustration of arrow pointing up]
          Lehman Index
             3.81%

[Illustration of arrow pointing up]
       Merrill Lynch Index
             7.74%

The S&P 500 Index is an unmanaged index that tracks the performance of 500 widely held, large capitalization US stocks.

The Russell 2000 Index is an unmanaged index that tracks the performance of the 2000 smallest of the 3,000 largest U.S. companies based on market capitalization.

The Lehman Brothers Aggregate Bond Index is a market value-weighted index that tracks the performance of fixed-rate, publicly placed, dollar-denominated and non-convertible investment grade corporate debt issues.

The Merrill Lynch US High Yield, Cash Pay Index is an unmanaged index that tracks the performance of non-investment-grade corporate bonds.

1 On Feburary 2, the Fed raised the federal funds rate to 2.50%.

PORTFOLIO MANAGERS' REPORT
                           -----------------------------------------------------
                                                   COLUMBIA GROWTH & INCOME FUND

For the six-month period ended January 31, 2005, Columbia Growth & Income Fund class A shares returned 9.03% without sales charge. The Russell 1000 Value Index gained 11.67%, and the average return of the Morningstar(R) Large Value Category was 9.42%.1 The fund's emphasis on large cap, high quality names kept it out of some of the smaller, lower quality names that led performance when the market rallied in the fourth quarter of 2004. However, we remain committed to our large cap, high quality strategy, which has been rewarding to our shareholders over the long term.

UTILITIES, CONSUMER STAPLES AND ENERGY STOCKS LED PERFORMANCE

Solid economic growth, expanding corporate profits and a decisive presidential victory helped spur a stock market rally in the final months of 2004. In this environment, fund performance was led by the utility sector, which benefited from continued low interest rates, restructuring and, we believe, a general concern among investors that economically-sensitive sectors were poised for a slowdown. TXU, which has benefited from new management and corporate restructuring, continued its strong performance. It gained 76% for the period and was the best performing stock in the portfolio. Entergy, a utilities holding company, gained 22% over the period.

The fund also benefited from its investments in consumer staples companies. Good news on the tobacco litigation front and continued strong cash flow helped Altria Group to a 37% return for the period. The fund benefited from holding Gillette, which agreed to be acquired at a handsome premium by Proctor & Gamble. Several other high quality consumer staple companies, including Clorox, ConAgra Foods and Kraft Foods, generated double-digit gains during the period.

Although energy prices were volatile during the period, the energy sector, which accounted for 13.6% of the fund's assets, turned in a good performance for the fund. Oil service company Halliburton led the group with a 30% return. Shares of the company moved higher when the court approved the company's settlement of all asbestos claims. The company also appears well positioned to benefit from a pickup in spending by large integrated oil companies. In addition, ConocoPhillips, Royal Dutch Petroleum and ChevronTexaco each returned more than 15% for the period.

Telecommunications services was the only sector that declined for the period, and the fund was helped by its underweight in the sector throughout the period. BellSouth, Verizon Communications and SBC Communications each fell modestly during the period as cutthroat competition and new technologies cast doubt on the continued success of their existing business models.

Investments in the financial sector were positive for the period but did not keep up with that portion of the index. Weak performance of American

1 (C)2004 by Morningstar, Inc. All rights reserved. The information contained herein is the proprietary information of Morningstar, Inc., may not be copied or redistributed for any purpose and may only be used for noncommercial, personal purposes. The information contained herein is not represented or warranted to be accurate, correct, complete or timely. Morningstar, Inc. shall not be responsible for investment decisions, damages or other losses resulting from the use of this information. Past performance is no guarantee of future performance. Morningstar, Inc. has not granted consent for it to be considered or deemed an "expert" under the Securities Act of 1933.

     Morningstar Categories compare the performance of funds with similar investment objectives and strategies.


[SIDEBAR INFORMATION]:

NET ASSET VALUE PER SHARE
AS OF 01/31/05 ($)
------------------------------------
   CLASS A                     17.85
------------------------------------
   CLASS B                     16.77
------------------------------------
   CLASS C                     16.89
------------------------------------
   CLASS Z                     17.85
------------------------------------


DISTRIBUTIONS DECLARED PER SHARE
AS OF 08/01/04 - 01/31/05 ($)
------------------------------------
   CLASS A                     0.22
------------------------------------
   CLASS B                     0.10
------------------------------------
   CLASS C                     0.10
------------------------------------
   CLASS Z                     0.26
------------------------------------


HOLDINGS DISCUSSED IN THIS REPORT
AS OF 01/31/05 (%)
------------------------------------
   TXU                          2.0
------------------------------------
   ENTERGY                      1.0
------------------------------------
   ALTRIA GROUP                 1.3
------------------------------------
   GILLETTE                     1.2
------------------------------------
   CLOROX                       1.0
------------------------------------
   CONAGRA FOODS                0.5
------------------------------------
   KRAFT FOODS                  1.3
------------------------------------
   HALLIBURTON                  1.3
------------------------------------
   CONOCOPHILLIPS               3.2
------------------------------------
   ROYAL DUTCH PETROLEUM        1.0
------------------------------------
   CHEVRONTEXACO                0.6
------------------------------------
   BELLSOUTH                    0.8
------------------------------------
   VERIZON COMMUNICATIONS       1.6
------------------------------------
   SBC COMMUNICATIONS           2.0
------------------------------------
   AMERICAN INTERNATIONAL GROUP 2.1
------------------------------------


Your fund is actively managed and the composition of the portfolio will change over time. Information provide is calculated as a percentage of net assets.

--------------------------------------------------------------------------------
                                                   COLUMBIA GROWTH & INCOME FUND

International Group, Marsh & McLennan and St. Paul Travelers held gains to 7% from the sector compared with 10.5% from the financial sector of the Russell 1000 Value Index. Marsh & McLennan and St. Paul Travelers were eliminated during the period.

LOOKING AHEAD

We remain optimistic about the stock market's long-term prospects and cautiously optimistic about the short term. We believe that valuations are reasonable but not cheap. If interest rates move higher, which they are likely to do, it may be difficult for stock prices to move higher relative to earnings. As a result, we expect gains to track the growth in corporate profits more closely in the period ahead. We believe profits are likely to slow from the 20% growth rate we saw in 2004.

In this environment, we will continue to pay careful attention to the quality of the fund's holdings, including cash flows, capital discipline and valuation. We remain committed to implementing our value discipline and will continue to emphasize relatively high quality, large companies.

Brian Cunningham has co-managed Columbia Growth & Income Fund since November 2003 and has been with the advisor or its predecessors or affiliate organizations since 1987.

/s/ Brian Cunningham

Photo of: Brian Cunningham

Gregory M. Miller has co-managed the fund since April 2003 and has been with the advisor or its predecessors or affiliate organizations since 1985.

/s/ Gregory M. Miller

Photo of: Gregory M. Miller

Richard Dahlberg, CFA, has co-managed the fund since October 2003 and has been with the advisor since 2003.

/s/ Richard Dahlberg

Photo of: Richard Dahlberg

Equity investments are affected by stock market fluctuations that occur in response to economic and business developments.

Value stocks are securities of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor. If the advisor's assessment of a company's prospects is wrong, the price of its stock may not approach the value the advisor has placed on it.

[SIDEBAR INFORMATION]:

We will continue to pay careful attention to the quality of the fund's holdings, including cash flows, capital discipline and valuation. We remain committed to implementing our value discipline and will continue to emphasize relatively high quality, large companies.

FINANCIAL STATEMENTS
                     -----------------------------------------------------------
JANUARY 31, 2005 (UNAUDITED)                       COLUMBIA GROWTH & INCOME FUND

                                                A GUIDE TO UNDERSTANDING YOUR FUND'S FINANCIAL STATEMENTS
                                                ------------------------------------------------------------------------------------
                      INVESTMENT PORTFOLIO      The investment portfolio details all of the fund's holdings and their market value as of the last day of the reporting period. Portfolio holdings are organized by type of asset, industry, country or geographic region
                                                (if applicable) to demonstrate areas of concentration and diversification.

                                                ------------------------------------------------------------------------------------
       STATEMENT OF ASSETS AND LIABILITIES      This statement details the fund's assets, liabilities, net assets and share price for each share class as of the last day of the reporting period. Net assets are calculated by subtracting all the fund's liabilities (including any unpaid expenses) from the total of the fund's investment and non-investment assets. The share price for each class is calculated by dividing net assets for that class by the number of shares outstanding in that class as of the last day of the reporting period.

                                                ------------------------------------------------------------------------------------
                   STATEMENT OF OPERATIONS      This statement details income earned by the fund and the expenses accrued by the fund during the reporting period. The Statement of Operations also shows any net gain or loss the fund realized on the sales of its holdings during the period, as well as any unrealized gains or losses recognized over the period. The total of these results represents the fund's net increase or decrease in net assets from operations.

                                                ------------------------------------------------------------------------------------
        STATEMENT OF CHANGES IN NET ASSETS      This statement demonstrates how the fund's net assets were affected by its operating results, distributions to shareholders and shareholder transactions (e.g., subscriptions, redemptions and dividend reinvestments) during the reporting period. The Statement of Changes in Net Assets also details changes in the number of shares outstanding.

                                                ------------------------------------------------------------------------------------
             NOTES TO FINANCIAL STATEMENTS      These notes disclose the organizational background of the fund, its significant accounting policies (including those surrounding security valuation, income recognition and distributions to shareholders), federal tax information, fees and compensation paid to affiliates and significant risks and contingencies.

                                                ------------------------------------------------------------------------------------
                      FINANCIAL HIGHLIGHTS      The financial highlights demonstrate how the fund's net asset value per share was affected by the fund's operating results. The financial highlights table also discloses the classes' performance and certain key ratios (e.g., class expenses and net investment income as a percentage of average net assets).

INVESTMENT PORTFOLIO
                     -----------------------------------------------------------
JANUARY 31, 2005 (UNAUDITED)                       COLUMBIA GROWTH & INCOME FUND

COMMON STOCKS - 98.5%
CONSUMER DISCRETIONARY - 8.5%                                                                              SHARES     VALUE ($)
------------------------------------------        -----------------------------------------------------------------------------
      HOTELS, RESTAURANTS & LEISURE - 1.4%        Harrah's Entertainment, Inc.                            101,874     6,442,512
                                                  McDonald's Corp.                                        601,207    19,473,095
                                                                              Hotels, Restaurants & Leisure Total    25,915,607

                                                  -----------------------------------------------------------------------------
                              MEDIA - 3.7%        Clear Channel Communications, Inc.                      242,527     7,865,150
                                                  Comcast Corp., Class A (a)                              288,072     9,273,038
                                                  McGraw-Hill Companies, Inc.                             254,400    23,023,200
                                                  Time Warner, Inc. (a)                                 1,226,403    22,075,254
                                                  Viacom, Inc., Class A                                   231,527     8,712,361
                                                                                                      Media Total    70,949,003

                                                  -----------------------------------------------------------------------------
                   MULTILINE RETAIL - 1.1%        Federated Department Stores, Inc.                       268,030    15,224,104
                                                  May Department Stores Co.                               178,320     6,045,048
                                                                                           Multiline Retail Total    21,269,152

                                                  -----------------------------------------------------------------------------
                   SPECIALTY RETAIL - 2.3%        Home Depot, Inc.                                        345,633    14,260,818
                                                  Limited Brands, Inc.                                    454,232    10,765,298
                                                  Office Depot, Inc. (a)                                1,100,715    19,031,362
                                                                                           Specialty Retail Total    44,057,478
                                                                                                                    -----------
                                                                                     CONSUMER DISCRETIONARY TOTAL   162,191,240
CONSUMER STAPLES - 10.4%
------------------------------------------        -----------------------------------------------------------------------------
                          BEVERAGES - 1.9%        PepsiCo, Inc.                                           672,423    36,109,115
                                                                                                  Beverages Total    36,109,115


                                                  -----------------------------------------------------------------------------
                      FOOD PRODUCTS - 2.1%        ConAgra Foods, Inc.                                     329,662     9,725,029
                                                  Hershey Foods Corp.                                      88,427     5,172,095
                                                  Kraft Foods, Inc., Class A                              754,621    25,642,022
                                                                                              Food Products Total    40,539,146


                                                  -----------------------------------------------------------------------------
                 HOUSEHOLD PRODUCTS - 3.7%        Clorox Co.                                              331,913    19,722,270
                                                  Kimberly-Clark Corp.                                    392,954    25,742,417
                                                  Procter & Gamble Co.                                    457,490    24,352,193
                                                                                         Household Products Total    69,816,880


                                                  -----------------------------------------------------------------------------
                  PERSONAL PRODUCTS - 1.2%        Gillette Co.                                            438,189    22,224,946
                                                                                          Personal Products Total    22,224,946


                                                  -----------------------------------------------------------------------------
                            TOBACCO - 1.5%        Altria Group, Inc.                                      379,482    24,222,336
                                                  UST, Inc.                                               101,164     5,124,968
                                                                                                    Tobacco Total    29,347,304
                                                                                                                    -----------
                                                                                           CONSUMER STAPLES TOTAL   198,037,391
ENERGY - 13.6%
------------------------------------------        -----------------------------------------------------------------------------
        ENERGY EQUIPMENT & SERVICES - 1.6%        Halliburton Co.                                         621,742    25,572,248
                                                  National-Oilwell, Inc. (a)                              134,517     4,960,987
                                                                                Energy Equipment & Services Total    30,533,235
                                                  -----------------------------------------------------------------------------


See Accompanying Notes to Financial Statements.

                                       8

--------------------------------------------------------------------------------
JANUARY 31, 2005 (UNAUDITED)                       COLUMBIA GROWTH & INCOME FUND

COMMON STOCKS - (CONTINUED)
ENERGY - (CONTINUED)                                                                                       SHARES     VALUE ($)
------------------------------------------        -----------------------------------------------------------------------------
                         OIL & GAS - 12.0%        BP PLC, ADR                                             878,903    52,400,197
                                                  ChevronTexaco Corp.                                     193,838    10,544,787
                                                  ConocoPhillips                                          664,314    61,641,696
                                                  Exxon Mobil Corp.                                     1,427,507    73,659,361
                                                  Marathon Oil Corp.                                      252,305     9,771,773
                                                  Royal Dutch Petroleum Co., N.Y. Registered Shares       340,953    19,935,522
                                                                                                  Oil & Gas Total   227,953,336
                                                                                                                    -----------
                                                                                                     ENERGY TOTAL   258,486,571
FINANCIALS - 31.3%
------------------------------------------        -----------------------------------------------------------------------------
                    CAPITAL MARKETS - 3.9%        Bank of New York Co., Inc.                              809,142    24,039,609
                                                  Goldman Sachs Group, Inc.                               170,293    18,366,100
                                                  Janus Capital Group, Inc.                               597,429     8,859,872
                                                  Morgan Stanley                                          176,441     9,873,638
                                                  State Street Corp.                                      279,158    12,509,070
                                                                                            Capital Markets Total    73,648,289

                                                  -----------------------------------------------------------------------------
                   COMMERCIAL BANKS - 7.8%        National City Corp.                                     499,578    17,759,998
                                                  PNC Financial Services Group, Inc.                      169,923     9,153,752
                                                  U.S. Bancorp                                          1,527,294    45,895,185
                                                  Wachovia Corp.                                          550,638    30,202,494
                                                  Wells Fargo & Co.                                       741,956    45,481,903
                                                                                           Commercial Banks Total   148,493,332

                                                  -----------------------------------------------------------------------------
                   CONSUMER FINANCE - 0.8%        MBNA Corp.                                              581,233    15,449,173
                                                                                           Consumer Finance Total    15,449,173

                                                  -----------------------------------------------------------------------------
     DIVERSIFIED FINANCIAL SERVICES - 7.3%        Citigroup, Inc.                                       1,719,244    84,328,918
                                                  JPMorgan Chase & Co.                                  1,455,043    54,316,755
                                                                             Diversified Financial Services Total   138,645,673

                                                  -----------------------------------------------------------------------------
                          INSURANCE - 8.0%        AFLAC, Inc.                                             280,194    11,070,465
                                                  Ambac Financial Group, Inc.                             278,330    21,398,010
                                                  American International Group, Inc.                      599,472    39,738,999
                                                  Chubb Corp.                                             136,619    10,175,383
                                                  Hartford Financial Services Group, Inc.                 242,359    16,308,337
                                                  Lincoln National Corp.                                  510,143    23,537,998
                                                  Willis Group Holdings Ltd.                              264,676    10,237,668
                                                  XL Capital Ltd., Class A                                279,559    20,905,422
                                                                                                  Insurance Total   153,372,282

                                                  -----------------------------------------------------------------------------
                        REAL ESTATE - 1.8%        Archstone-Smith Trust, REIT                             336,937    11,556,939
                                                  AvalonBay Communities, Inc., REIT                       157,700    10,553,284
                                                  Kimco Realty Corp., REIT                                228,576    12,109,957
                                                                                                Real Estate Total    34,220,180

                                                  -----------------------------------------------------------------------------
         THRIFTS & MORTGAGE FINANCE - 1.7%        Countrywide Financial Corp.                             359,272    13,293,064
                                                  Freddie Mac                                             291,630    19,040,523
                                                                                 Thrifts & Mortgage Finance Total    32,333,587
                                                                                                                    -----------
                                                                                                 FINANCIALS TOTAL   596,162,516


See Accompanying Notes to Financial Statements.

                                        9


--------------------------------------------------------------------------------
JANUARY 31, 2005 (UNAUDITED)                       COLUMBIA GROWTH & INCOME FUND

COMMON STOCKS - (CONTINUED)
HEALTH CARE - 4.2%

                                                                                                           SHARES     VALUE ($)
------------------------------------------        -----------------------------------------------------------------------------
   HEALTH CARE PROVIDERS & SERVICES - 1.5%        Aetna, Inc.                                             190,910    24,255,115
                                                  CIGNA Corp.                                              60,938     4,890,275
                                                                           Health Care Providers & Services Total    29,145,390

                                                  -----------------------------------------------------------------------------
                    PHARMACEUTICALS - 2.7%        Bristol-Myers Squibb Co.                                349,046     8,181,638
                                                  Johnson & Johnson                                       230,933    14,941,365
                                                  Merck & Co., Inc.                                       418,885    11,749,724
                                                  Pfizer, Inc.                                            672,133    16,238,734
                                                                                            Pharmaceuticals Total    51,111,461
                                                                                                                    -----------
                                                                                                HEALTH CARE TOTAL    80,256,851
INDUSTRIALS - 11.9%
------------------------------------------        -----------------------------------------------------------------------------
                AEROSPACE & DEFENSE - 3.2%        General Dynamics Corp.                                  238,154    24,589,400
                                                  United Technologies Corp.                               356,688    35,911,348
                                                                                        Aerospace & Defense Total    60,500,748

                                                  -----------------------------------------------------------------------------
     COMMERCIAL SERVICES & SUPPLIES - 1.9%        Cendant Corp.                                           433,061    10,198,586
                                                  Republic Services, Inc.                                 168,898     5,568,567
                                                  Waste Management, Inc.                                  707,966    20,531,014
                                                                             Commercial Services & Supplies Total    36,298,167

                                                  -----------------------------------------------------------------------------
           INDUSTRIAL CONGLOMERATES - 5.3%        General Electric Co.                                  1,854,414    66,999,978
                                                  Textron, Inc.                                           484,748    34,892,161
                                                                                   Industrial Conglomerates Total   101,892,139

                                                  -----------------------------------------------------------------------------
                          MACHINERY - 1.5%        Deere & Co.                                             201,987    14,023,958
                                                  Eaton Corp.                                             220,575    14,996,894
                                                                                                  Machinery Total    29,020,852
                                                                                                                    -----------
                                                                                                INDUSTRIALS TOTAL   227,711,906
INFORMATION TECHNOLOGY - 5.6%
------------------------------------------        -----------------------------------------------------------------------------
           COMMUNICATIONS EQUIPMENT - 1.1%        Nokia Oyj, ADR                                        1,351,680    20,653,670
                                                                                   Communications Equipment Total    20,653,670

                                                  -----------------------------------------------------------------------------
            COMPUTERS & PERIPHERALS - 2.1%        International Business Machines Corp.                   216,202    20,197,591
                                                  Lexmark International, Inc., Class A (a)                231,301    19,278,938
                                                                                    Computers & Peripherals Total    39,476,529

                                                  -----------------------------------------------------------------------------
                        IT SERVICES - 1.3%        Accenture Ltd., Class A (a)                             914,238    23,815,900
                                                                                                IT Services Total    23,815,900

                                                  -----------------------------------------------------------------------------
                 OFFICE ELECTRONICS - 0.7%        Xerox Corp. (a)                                         891,876    14,162,991
                                                                                         Office Electronics Total    14,162,991

                                                  -----------------------------------------------------------------------------
                           SOFTWARE - 0.4%        Microsoft Corp.                                         319,541     8,397,538
                                                                                                   Software Total     8,397,538
                                                                                                                    -----------
                                                                                     INFORMATION TECHNOLOGY TOTAL   106,506,628


See Accompanying Notes to Financial Statements.

                                       10


--------------------------------------------------------------------------------
JANUARY 31, 2005 (UNAUDITED)                       COLUMBIA GROWTH & INCOME FUND
COMMON STOCKS - (CONTINUED)
MATERIALS - 3.7%
                                                                                                           SHARES     VALUE ($)
------------------------------------------        -----------------------------------------------------------------------------
                          CHEMICALS - 1.7%        Air Products & Chemicals, Inc.                          571,875    33,689,157
                                                                                                  Chemicals Total    33,689,157

                                                  -----------------------------------------------------------------------------
            PAPER & FOREST PRODUCTS - 2.0%        MeadWestvaco Corp.                                      765,925    22,127,573
                                                  Weyerhaeuser Co.                                        247,640    15,452,736
                                                                                    Paper & Forest Products Total    37,580,309
                                                                                                                    -----------
                                                                                                  MATERIALS TOTAL    71,269,466
TELECOMMUNICATION SERVICES - 4.4%
------------------------------------------        -----------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES - 4.4%     BellSouth Corp.                                         561,796    14,741,527
                                                  SBC Communications, Inc.                              1,626,720    38,650,867
                                                  Verizon Communications, Inc.                            875,890    31,172,925
                                                                     Diversified Telecommunication Services Total    84,565,319
                                                                                                                    -----------
                                                                                 TELECOMMUNICATION SERVICES TOTAL    84,565,319
UTILITIES - 4.9%
------------------------------------------        -----------------------------------------------------------------------------
                 ELECTRIC UTILITIES - 4.9%        Entergy Corp.                                           276,552    19,225,895
                                                  Exelon Corp.                                            343,871    15,216,292
                                                  FPL Group, Inc.                                         127,204     9,748,915
                                                  PG&E Corp. (a)                                          312,810    10,948,350
                                                  TXU Corp.                                               545,921    37,777,733
                                                                                         Electric Utilities Total    92,917,185
                                                                                                                    -----------
                                                                                                  UTILITIES TOTAL    92,917,185
                                                  TOTAL COMMON STOCKS
                                                  (COST OF $1,541,902,468)                                        1,878,105,073
INVESTMENT COMPANY - 1.2%
------------------------------------------        -----------------------------------------------------------------------------
                                                  iShares Russell 1000 Value Index Fund                   353,901    23,077,884

                                                  TOTAL INVESTMENT COMPANY
                                                  (COST OF $21,569,789)                                              23,077,884
SHORT-TERM OBLIGATION - 0.4%
------------------------------------------        -----------------------------------------------------------------------------
                                                                                                       PAR ($)
                                                  Repurchase agreement with State Street Bank &
                                                  Trust Co., dated 01/31/05, due 02/01/05 at 2.360%,
                                                  collateralized by a U.S. Treasury Note maturing
                                                  06/30/05, market value of $7,090,406 (repurchase
                                                  proceeds $6,947,455)                                  6,947,000     6,947,000

                                                  TOTAL SHORT-TERM OBLIGATION
                                                  (COST OF $6,947,000)                                                6,947,000

                                                  TOTAL INVESTMENTS - 100.1%
                                                  (COST OF $1,570,419,257) (b)                                    1,908,129,957

                                                  OTHER ASSETS & LIABILITIES, NET - (0.1)%                           (1,435,647)

                                                  NET ASSETS - 100.0%                                             1,906,694,310


See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
JANUARY 31, 2005 (UNAUDITED)                       COLUMBIA GROWTH & INCOME FUND

NOTES TO INVESTMENT PORTFOLIO:
(a) Non-income producing security.
(b) Cost for federal income tax purposes is $1,570,419,257.

   ACRONYM                   NAME
   -------                   ----
      ADR         American Depositary Receipt
     REIT        Real Estate Investment Trust

  At January 31, 2005, the Fund held investments in the following sectors:

  SECTOR                                                % OF NET ASSETS
  ------                                                ---------------
  Financials                                                   31.3%
  Energy                                                       13.6
  Industrials                                                  11.9
  Consumer Staples                                             10.4
  Consumer Discretionary                                        8.5
  Information Technology                                        5.6
  Utilities                                                     4.9
  Telecommunication Services                                    4.4
  Health Care                                                   4.2
  Materials                                                     3.7
  Investment Company                                            1.2
  Short-Term Obligation                                         0.4
  Other Assets & Liabilities, Net                              (0.1)
                                                               -----
                                                               100.0%
                                                               =====


See Accompanying Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
                                    --------------------------------------------
JANUARY 31, 2005 (UNAUDITED)                       COLUMBIA GROWTH & INCOME FUND

                                                                                                                            ($)
------------------------------------------        -----------------------------------------------------------------------------
                                    ASSETS        Investments, at cost                                            1,570,419,257
                                                                                                                  -------------
                                                  Investments, at value                                           1,908,129,957
                                                  Cash                                                                       98
                                                  Receivable for:
                                                    Investments sold                                                    173,043
                                                    Fund shares sold                                                  1,483,681
                                                    Interest                                                                455
                                                    Dividends                                                         2,386,863
                                                  Deferred Trustees' compensation plan                                   53,138
                                                                                                                  -------------
                                                                                                    Total Assets  1,912,227,235

                                                  -----------------------------------------------------------------------------
                               LIABILITIES        Payable for:
                                                    Fund shares repurchased                                           2,698,989
                                                    Investment advisory fee                                           1,139,086
                                                    Transfer agent fee                                                  739,012
                                                    Pricing and bookkeeping fees                                         40,530
                                                    Custody fee                                                          13,014
                                                    Distribution and service fees                                       778,355
                                                  Deferred Trustees' fees                                                53,138
                                                  Other liabilities                                                      70,801
                                                                                                                  -------------
                                                                                               Total Liabilities      5,532,925

                                                                                                      NET ASSETS  1,906,694,310

                                                  -----------------------------------------------------------------------------
                 COMPOSITION OF NET ASSETS        Paid-in capital                                                 1,791,162,364
                                                  Undistributed net investment income                                   686,152
                                                  Accumulated net realized loss                                    (222,864,906)
                                                  Net unrealized appreciation on investments                        337,710,700

                                                                                                      NET ASSETS  1,906,694,310

                                                  -----------------------------------------------------------------------------
                                   CLASS A        Net assets                                                        600,195,482
                                                  Shares outstanding                                                 33,633,115
                                                  Net asset value per share                                               17.85(a)
                                                  Maximum offering price per share ($17.85/0.9425)                        18.94(b)

                                                  -----------------------------------------------------------------------------
                                   CLASS B        Net assets                                                        709,077,730
                                                  Shares outstanding                                                 42,278,516
                                                  Net asset value and offering price per share                            16.77(a)

                                                  -----------------------------------------------------------------------------
                                   CLASS C        Net assets                                                         83,849,490
                                                  Shares outstanding                                                  4,964,390
                                                  Net asset value and offering price per share                            16.89(a)

                                                  -----------------------------------------------------------------------------
                                   CLASS Z        Net assets                                                        513,571,608
                                                  Shares outstanding                                                 28,771,987
                                                  Net asset value, offering and redemption price per share                17.85

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b)  On sales of $50,000 or more the offering price is reduced.

See Accompanying Notes to Financial Statements.

STATEMENT OF OPERATIONS
                        --------------------------------------------------------
FOR THE SIX MONTHS ENDED JANUARY 31, 2005 (UNAUDITED)
                                                   COLUMBIA GROWTH & INCOME FUND

                                                                                                                            ($)
------------------------------------------        -----------------------------------------------------------------------------
                         INVESTMENT INCOME        Dividends                                                          22,877,722
                                                  Interest                                                               46,622
                                                                                                                   ------------
                                                  Total Investment Income (net of foreign taxes
                                                   withheld of $83,114)                                              22,924,344

                                                  -----------------------------------------------------------------------------
                                  EXPENSES        Investment advisory fee                                             6,772,235
                                                  Distribution fee:
                                                    Class B                                                           2,715,392
                                                    Class C                                                             341,089
                                                  Service fee:
                                                    Class A                                                             767,188
                                                    Class B                                                             905,131
                                                    Class C                                                             113,696
                                                  Transfer agent fee                                                  2,119,162
                                                  Pricing and bookkeeping fees                                          238,334
                                                  Trustees' fees                                                         20,396
                                                  Custody fee                                                            30,845
                                                  Non-recurring costs (See Note 7)                                       14,696
                                                  Other expenses                                                        229,008
                                                                                                                   ------------
                                                   Total Expenses                                                    14,267,172
                                                  Non-recurring costs assumed by Investment Advisor (See Note 7)        (14,696)
                                                  Custody earnings credit                                                   (73)
                                                                                                                   ------------
                                                   Net Expenses                                                      14,252,403
                                                                                                                   ------------
                                                  Net Investment Income                                               8,671,941

                                                  -----------------------------------------------------------------------------
              NET REALIZED AND UNREALIZED         Net realized gain on investments                                   82,883,534
                GAIN (LOSS) ON INVESTMENTS        Net change in unrealized appreciation (depreciation) on
                                                   investments                                                       70,382,300
                                                                                                                   ------------
                                                  Net Gain                                                          153,265,834
                                                                                                                   ------------
                                                  Net Increase in Net Assets from Operations                        161,937,775


See Accompanying Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
                                   ---------------------------------------------
                                                   COLUMBIA GROWTH & INCOME FUND

                                                                                                      (UNAUDITED)
                                                                                                 SIX MONTHS ENDED       YEAR ENDED
                                                                                                      JANUARY 31,         JULY 31,
INCREASE (DECREASE) IN NET ASSETS:                                                                       2005 ($)         2004 ($)
------------------------------------------        --------------------------------------------------------------------------------
                                OPERATIONS        Net investment income                                 8,671,941       16,388,137
                                                  Net realized gain on investments                     82,883,534       48,265,445
                                                  Net change in unrealized appreciation
                                                    (depreciation) on investments                      70,382,300      182,278,097
                                                                                                    ------------------------------
                                                   Net Increase from Operations                       161,937,775      246,931,679
                                                  --------------------------------------------------------------------------------
    DISTRIBUTIONS DECLARED TO SHAREHOLDERS        From net investment income:
                                                    Class A                                            (7,394,678)      (5,897,569)
                                                    Class B                                            (4,128,268)      (1,496,752)
                                                    Class C                                              (487,830)        (222,462)
                                                    Class Z                                            (7,337,049)      (4,825,957)
                                                                                                    ------------------------------
                                                   Total Distributions Declared to Shareholders       (19,347,825)     (12,442,740)
                                                  --------------------------------------------------------------------------------
                        SHARE TRANSACTIONS        Class A:
                                                    Subscriptions                                      32,937,616      110,785,469
                                                    Distributions reinvested                            6,683,251        5,352,979
                                                    Redemptions                                      (105,380,567)    (202,240,844)
                                                                                                    ------------------------------
                                                      Net Decrease                                    (65,759,700)     (86,102,396)

                                                  Class B:
                                                    Subscriptions                                      16,629,674       63,411,224
                                                    Distributions reinvested                            3,773,230        1,357,040
                                                    Redemptions                                       (84,307,646)    (183,048,069)
                                                                                                    ------------------------------
                                                      Net Decrease                                    (63,904,742)    (118,279,805)

                                                  Class C:
                                                    Subscriptions                                       2,462,057       12,823,341
                                                    Distributions reinvested                              436,671          202,402
                                                    Redemptions                                       (23,239,936)     (43,080,290)
                                                                                                    ------------------------------
                                                      Net Decrease                                    (20,341,208)     (30,054,547)

                                                  Class Z:
                                                    Subscriptions                                      57,971,834      136,454,093
                                                    Distributions reinvested                            6,140,643        4,266,571
                                                    Redemptions                                       (58,295,400)    (104,262,595)
                                                                                                    ------------------------------
                                                      Net Increase                                      5,817,077       36,458,069

                                                   Net Decrease from Share Transactions             (144,188,573)    (197,978,679)

                                                   Total Increase (Decrease) in Net Assets             (1,598,623)      36,510,260

                                                  --------------------------------------------------------------------------------
                                NET ASSETS        Beginning of period                               1,908,292,933    1,871,782,673
                                                  End of period (including undistributed
                                                  net investment income of $686,152 and
                                                  $11,362,036, respectively)                        1,906,694,310    1,908,292,933


See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
                                                   COLUMBIA GROWTH & INCOME FUND

                                                                                                      (UNAUDITED)
                                                                                                 SIX MONTHS ENDED       YEAR ENDED
                                                                                                      JANUARY 31,         JULY 31,
                                                                                                             2005             2004
------------------------------------------        --------------------------------------------------------------------------------
                         CHANGES IN SHARES        Class A:
                                                    Subscriptions                                       1,893,144        6,980,307
                                                    Issued for distributions reinvested                   372,117          342,763
                                                    Redemptions                                        (6,116,123)     (12,621,689)
                                                                                                    ------------------------------
                                                      Net Decrease                                     (3,850,862)      (5,298,619)
                                                  Class B:
                                                    Subscriptions                                       1,018,410        4,264,505
                                                    Issued for distributions reinvested                   223,268           92,195
                                                    Redemptions                                        (5,182,838)     (12,190,707)
                                                                                                    ------------------------------
                                                      Net Decrease                                     (3,941,160)      (7,834,007)
                                                  Class C:
                                                    Subscriptions                                         150,589          861,203
                                                    Issued for distributions reinvested                    25,672           13,657
                                                    Redemptions                                        (1,426,598)      (2,839,364)
                                                                                                    ------------------------------
                                                      Net Decrease                                     (1,250,337)      (1,964,504)
                                                  Class Z:
                                                    Subscriptions                                       3,335,314        8,517,555
                                                    Issued for distributions reinvested                   341,906          273,149
                                                    Redemptions                                        (3,337,849)      (6,498,126)
                                                                                                    ------------------------------
                                                      Net Increase                                        339,371        2,292,578

See Accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
                              --------------------------------------------------
JANUARY 31, 2005 (UNAUDITED)                       COLUMBIA GROWTH & INCOME FUND

NOTE 1. ORGANIZATION

Columbia Growth & Income Fund (the "Fund"), a series of Columbia Funds Trust VI (the "Trust"), is a diversified portfolio. The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

INVESTMENT GOAL

The Fund seeks long-term growth and income.

FUND SHARES

The Fund may issue an unlimited number of shares and offers four classes of shares: Class A, Class B, Class C and Class Z. Effective February 10, 2004, the Board of Trustees approved the commencement of Class R shares of the Fund which had not commenced operations as of January 31, 2005. Each share class has its own sales charge and expense structure.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the amount of initial investment. Class A shares purchased without an initial sales charge are subject to a 1.00% contingent deferred sales charge ("CDSC") on shares sold within eighteen months on an original purchase of $1 million to $25 million. Class B shares are subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will convert to Class A shares in a certain number of years after purchase, depending on the program under which shares were purchased. Class C shares are subject to a 1.00% CDSC on shares sold within one year after purchase. Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class Z shares, as described in the Fund's prospectus.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION

Equity securities and certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

SECURITY TRANSACTIONS

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

REPURCHASE AGREEMENTS

The Fund may engage in repurchase agreement transactions with institutions that the Fund's investment advisor has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

--------------------------------------------------------------------------------
JANUARY 31, 2005 (UNAUDITED)                       COLUMBIA GROWTH & INCOME FUND

INCOME RECOGNITION

Interest income is recorded on the accrual basis. Corporate actions and dividend income are recorded on ex-date. Awards from class action litigation are recorded as a reduction of cost if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains. The Fund estimates components of distributions from real estate investment trusts (REITs). Distributions received in excess of income are recorded as a reduction of the cost of the related investments. If the Fund no longer owns the applicable securities, any distributions received in excess of income are recorded as realized gains.

DETERMINATION OF CLASS NET ASSET VALUES

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations), and realized and unrealized gains (losses), are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

FEDERAL INCOME TAX STATUS

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders are recorded on the ex-date. Net realized capital gains, if any, are distributed at least annually.

NOTE 3. FEDERAL TAX INFORMATION

The tax character of distributions paid during the year ended July 31, 2004 was as follows:

 DISTRIBUTIONS PAID FROM:
----------------------------------------------------------------
     ORDINARY INCOME                           $12,442,740
     LONG-TERM CAPITAL GAINS                            --

Unrealized appreciation and depreciation at January 31, 2005, based on cost of investments for federal income tax purposes was:

    UNREALIZED APPRECIATION                   $373,510,001
    UNREALIZED DEPRECIATION                   (35,799,301)
----------------------------------------------------------------
      NET UNREALIZED APPRECIATION             $337,710,700

The following capital loss carryforwards, determined as of July 31, 2004, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

               YEAR OF                CAPITAL LOSS
             EXPIRATION               CARRYFORWARD
----------------------------------------------------------------
                2010                  $193,404,812
                2011                   112,261,432
----------------------------------------------------------------
                                      $305,666,244

NOTE 4. FEES AND COMPENSATION PAID TO AFFILIATES

INVESTMENT ADVISORY FEE

Columbia Management Advisors, Inc. ("Columbia"), an indirect wholly owned subsidiary of Bank of America Corporation ("BOA"), is the investment advisor to the Fund and provides administrative and other services to the Fund. Columbia receives a monthly investment advisory fee based on the Fund's average daily net assets at the following annual rates:

      AVERAGE DAILY NET ASSETS       ANNUAL FEE RATE
----------------------------------------------------------------
         FIRST $500 MILLION               0.77%
----------------------------------------------------------------
          NEXT $500 MILLION               0.72%
----------------------------------------------------------------
      $1 BILLION TO $6 BILLION            0.60%
----------------------------------------------------------------
           OVER $6 BILLION                0.58%

--------------------------------------------------------------------------------
JANUARY 31, 2005 (UNAUDITED)                       COLUMBIA GROWTH & INCOME FUND

Prior to November 1, 2004, Columbia received a monthly investment advisory fee based on the Fund's average daily net assets at the following annual rates:

      AVERAGE DAILY NET ASSETS       ANNUAL FEE RATE
----------------------------------------------------------------
          FIRST $1 BILLION                0.80%
----------------------------------------------------------------
           OVER $1 BILLION                0.60%

For the six months ended January 31, 2005, the Fund's annualized effective investment advisory fee rate was 0.70%.

PRICING AND BOOKKEEPING FEES

Columbia is responsible for providing pricing and bookkeeping services to the Fund under a pricing and bookkeeping agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia has delegated those functions to State Street Corporation ("State Street"). As a result, Columbia pays the total fees received to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreement with the Fund, Columbia receives from the Fund an annual flat fee of $10,000 paid monthly, and in any month that the Fund's average daily net assets exceed $50 million, an additional monthly fee. The additional fee rate is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement. This rate is applied to the average daily net assets of the Fund for that month. The Fund also pays additional fees for pricing services based on the number of securities held by the Fund. For the six months ended January 31, 2005, the annualized effective pricing and bookkeeping fee rate for the Fund, inclusive of out-of-pocket expenses, was 0.025%.

TRANSFER AGENT FEE

Columbia Funds Services, Inc. (the "Transfer Agent"), an affiliate of Columbia, provides shareholder services to the Fund and has subcontracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. For such services, the Transfer Agent receives a fee, paid monthly, at the annual rate of $28.00 per open account. The Transfer Agent also receives reimbursement for certain out- of-pocket expenses.

For the six months ended January 31, 2005, the Fund's annualized effective transfer agent fee rate, inclusive of out-of-pocket expenses, was 0.22%.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES

Columbia Funds Distributor, Inc. (the "Distributor"), an affiliate of Columbia, is the principal underwriter of the Fund. For the six months ended January 31, 2005, the Distributor has retained net underwriting discounts of $32,623 on sales of the Fund's Class A shares and received CDSC fees of $4,054, $864,713 and $20,844 on Class A, Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan (the "Plan") which requires the payment of a monthly service fee to the Distributor at the annual rate of 0.25% of the average daily net assets of the Fund attributable to Class A, Class B and Class C shares. The Plan also requires the payment of a monthly distribution fee to the Distributor at the annual rate of 0.75% of the average daily net assets attributable to Class B and Class C shares only.

The CDSC and the fees received from the Plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

CUSTODY CREDITS

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

FEES PAID TO OFFICERS AND TRUSTEES

With the exception of one officer, all officers of the Fund are employees of Columbia or its affiliates and receive no compensation from the Fund. Effective August 23, 2004, the Board of Trustees appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, will pay its pro-rata share of the expenses associated with the Office of the Chief Compliance Officer. The Fund's fee will not exceed $15,000 per year.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

--------------------------------------------------------------------------------
JANUARY 31, 2005 (UNAUDITED)                       COLUMBIA GROWTH & INCOME FUND


OTHER

Columbia provides certain services to the Fund related to Sarbanes-Oxley compliance. For the six months ended January 31, 2005, the Fund paid $1,288 to Columbia for such services. This amount is included in "Other expenses" on the Statement of Operations.

NOTE 5. PORTFOLIO INFORMATION

For the six months ended January 31, 2005, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $337,965,523 and $489,537,244, respectively.

NOTE 6. LINE OF CREDIT

The Fund and other affiliated funds participate in a $350,000,000 committed unsecured revolving line of credit provided by State Street Bank and Trust Company. Borrowings are used for temporary or emergency purposes to facilitate portfolio liquidity. Interest is charged to each participating fund based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.10% per annum is accrued and apportioned among the participating funds based on their pro-rata portion of the unutilized line of credit. The commitment fee is included in "Other expenses" on the Statement of Operations.

For the six months ended January 31, 2005, the Fund did not borrow under this arrangement.

NOTE 7. DISCLOSURE OF SIGNIFICANT RISKS AND CONTINGENCIES

INDUSTRY FOCUS

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

LEGAL PROCEEDINGS

On February 9, 2005, Columbia and the Distributor (collectively the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order"). The SEC Order and the NYAG Settlement are referred to collectively as the "Settlements". The Settlements contain substantially the same terms and conditions as outlined in the agreements in principle which Columbia Group entered into with the SEC and NYAG in March 2004.

Under the terms of the SEC Order, the Columbia Group has agreed, among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates, Banc of America Capital Management, LLC and BACAP Distributors, Columbia High Yield Municipal Fund LLC to reduce certain Columbia Funds, Nations Funds and other mutual fund management fees collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC Order, the $140 million in settlement amounts described above will be distributed in accordance with a distribution plan to be developed by an independent distribution consultant, who is acceptable to the SEC staff and the Columbia Funds' independent trustees. The distribution plan must be based on a methodology developed in consultation with the Columbia Group and the Fund's independent trustees and not unacceptable to the staff of the SEC.

As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the funds.

A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

In connection with the events described in detail above, various parties have filed suit against certain

--------------------------------------------------------------------------------
JANUARY 31, 2005 (UNAUDITED)                       COLUMBIA GROWTH & INCOME FUND

funds, their Boards and/or Bank of America (and affiliated entities). More than 300 cases (including those filed against entities unaffiliated with the funds, their Boards and/or FleetBoston and its affiliated entities) have been consolidated in a multi-district proceeding and transferred to the Federal District Court in Maryland. Recently, certain Columbia funds and affiliated entities have been named as defendants in several direct and derivative actions under various sections of the Investment Company Act of 1940, as amended, alleging, among other things, that the fees and expenses paid by those funds are excessive.

On January 11, 2005 a putative class action lawsuit was filed in federal district court in Massachusetts against, among others, the Trustees of the Fund and Columbia. The lawsuit alleges that defendants violated common law duties to fund shareholders as well as sections of the Investment Company Act of 1940, by failing to ensure that the Fund and other affiliated funds participated in securities class action settlements for which the funds were eligible. Specifically, plaintiffs allege that defendants failed to submit proof of claims in connection with settlements of securities class action lawsuits filed against companies in which the funds held positions.

The funds and the other defendants to these actions, including Columbia and various of its affiliates, certain other mutual funds advised by Columbia and its affiliates, and various directors of such funds, have denied these allegations and are contesting the plaintiffs' claims. These proceedings are ongoing, however, based on currently available information, Columbia believes that these lawsuits are without merit, that the likelihood they will have a material adverse impact on any fund is remote, and that the lawsuits are not likely to materially affect its ability to provide investment management services to its clients, including the funds.

For the year ended January 31, 2005, Columbia has assumed $14,696 of legal, consulting services and Trustees' fees incurred by the Fund in connection with these matters.

FINANCIAL HIGHLIGHTS
                     -----------------------------------------------------------
                                                   COLUMBIA GROWTH & INCOME FUND

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                              (UNAUDITED)
                              SIX MONTHS          YEAR        PERIOD
                                   ENDED         ENDED         ENDED                          YEAR ENDED JUNE 30,
                              JANUARY 31,     JULY 31,       JULY 31,       --------------------------------------------------------
CLASS A SHARES                      2005          2004       2003 (a)            2003           2002          2001          2000
====================================================================================================================================
NET ASSET VALUE,
BEGINNING OF PERIOD             $  16.57      $  14.69      $  14.75         $  15.67       $  18.98      $  20.60      $  21.84
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income (b)           0.10          0.18          0.02             0.11           0.11          0.12          0.01
Net realized and unrealized
gain (loss) on investments          1.40          1.84         (0.08)           (0.72)         (1.89)         2.59          0.25
                                ------------  ------------  ---------------- -------------   ------------ ------------  ------------
Total from Investment
Operations                          1.50          2.02         (0.06)           (0.61)         (1.78)         2.71          0.26
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
 TO SHAREHOLDERS:
From net investment income         (0.22)        (0.14)           --            (0.06)         (0.10)        --            --
From net realized gains            --               --            --            (0.25)         (1.43)        (4.33)        (1.50)
                                ------------  ------------  ---------------- -------------   ------------ ------------  ------------
Total Distributions
Declared to Shareholders           (0.22)        (0.14)           --            (0.31)         (1.53)        (4.33)        (1.50)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD  $  17.85      $  16.57      $  14.69         $  14.75       $  15.67      $  18.98      $  20.60
Total return (c)                    9.03%(d)     13.83%(e)     (0.41)%(d)(e)    (3.75)%(e)    (10.24)%(e)    13.34%(e)      1.43%(e)
------------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET
 ASSETS/SUPPLEMENTAL DATA:
Expenses (f)                        1.23%(g)      1.21%         1.36%(g)         1.40%          1.31%         1.32%         1.35%
Net investment income (f)           1.15%(g)      1.11%         1.93%(g)         0.83%          0.60%         0.62%         0.06%
Waiver/reimbursement                  --          0.01%         0.05%(g)         0.04%          0.05%         0.03%         0.10%
Portfolio turnover rate               18%(d)        52%            6%(d)           63%            47%          104%           81%
Net assets, end
of period (000's)               $600,195      $621,243      $628,680         $635,415       $761,122      $503,647      $309,129
------------------------------------------------------------------------------------------------------------------------------------

(a)  The Fund changed its fiscal year end from June 30 to July 31.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d)  Not annualized.
(e) Had the Investment Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(g)  Annualized.


--------------------------------------------------------------------------------
                                                   COLUMBIA GROWTH & INCOME FUND

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:
                              (UNAUDITED)
                              SIX MONTHS          YEAR        PERIOD
                                   ENDED         ENDED         ENDED                            YEAR ENDED JUNE 30,
                             JANUARY 31,      JULY 31,      JULY 31,         -------------------------------------------------------
CLASS B SHARES                      2005          2004          2003 (a)         2003            2002         2001          2000
====================================================================================================================================
NET ASSET VALUE,
BEGINNING OF PERIOD             $  15.53      $  13.78      $  13.84         $  14.77        $  18.01     $  19.88      $  21.29
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment
income (loss) (b)                   0.03          0.05          0.01             0.01          (0.03)        (0.03)        (0.14)
Net realized and unrealized
gain (loss) on investments          1.31          1.73         (0.07)           (0.69)         (1.77)         2.49          0.23
                                ------------  ------------  ---------------- -------------   ------------ ------------  ------------
Total from Investment
Operations                          1.34          1.78         (0.06)           (0.68)         (1.80)         2.46          0.09
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
 TO SHAREHOLDERS:
From net investment income         (0.10)        (0.03)           --               --          (0.01)           --            --
From net realized gains               --            --            --            (0.25)         (1.43)        (4.33)        (1.50)
                                ------------  ------------  ---------------- -------------   ------------ ------------  ------------
Total Distributions
Declared to Shareholders           (0.10)        (0.03)           --            (0.25)         (1.44)        (4.33)        (1.50)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD  $  16.77       $ 15.53      $  13.78         $  13.84       $  14.77      $  18.01      $  19.88
Total return (c)                    8.59%(d)     12.92%(e)     (0.43)%(d)(e)    (4.50)%(e)    (10.89)%(e)    12.46%(e)      0.64%(e)
------------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET
 ASSETS/SUPPLEMENTAL DATA:
Expenses (f)                        1.98%(g)      1.96%         2.11%(g)         2.15%          2.06%         2.07%         2.10%
Net investment
income (loss) (f)                   0.40%(g)      0.36%         1.18%(g)         0.07%         (0.15)%       (0.13)%       (0.69)%
Waiver/reimbursement                  --          0.01%         0.05%(g)         0.04%          0.05%         0.03%         0.10%
Portfolio turnover rate               18%(d)        52%            6%(d)           63%            47%          104%           81%
Net assets, end
of period (000's)               $709,078      $718,022      $745,122         $752,605       $895,904      $883,754      $822,017
------------------------------------------------------------------------------------------------------------------------------------

(a)  The Fund changed its fiscal year end from June 30 to July 31.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(d)  Not annualized.
(e) Had the Investment Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(g)  Annualized.

--------------------------------------------------------------------------------
                                                   COLUMBIA GROWTH & INCOME FUND

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                              (UNAUDITED)
                              SIX MONTHS          YEAR        PERIOD
                                   ENDED         ENDED         ENDED                            YEAR ENDED JUNE 30,
                             JANUARY 31,      JULY 31,      JULY 31,         -------------------------------------------------------
CLASS C SHARES                      2005          2004          2003 (a)         2003            2002         2001          2000
====================================================================================================================================
NET ASSET VALUE,
BEGINNING OF PERIOD             $ 15.64       $ 13.88       $  13.94         $  14.87       $  18.12      $ 19.99       $ 21.39
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment
income (loss) (b)                  0.03          0.05           0.01             0.01          (0.03)       (0.02)        (0.14)
Net realized and unrealized
gain (loss) on investments         1.32          1.74          (0.07)           (0.69)         (1.78)        2.48          0.24
                                ------------  ------------  ---------------- -------------  ------------  ------------  ------------
Total from Investment
Operations                         1.35          1.79          (0.06)           (0.68)         (1.81)        2.46          0.10
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
 TO SHAREHOLDERS:
From net investment income        (0.10)        (0.03)            --               --          (0.01)          --            --
From net realized gains              --            --             --            (0.25)         (1.43)       (4.33)        (1.50)
                                ------------  ------------  ---------------- -------------  ------------  ------------  ------------
Total Distributions
Declared to Shareholders          (0.10)        (0.03)            --            (0.25)         (1.44)       (4.33)        (1.50)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD  $ 16.89       $ 15.64       $  13.88         $  13.94       $  14.87      $ 18.12       $ 19.99
Total return (c)                   8.60%(d)     12.90%(e)      (0.43)%(d)(e)    (4.47)%(e)    (10.88)%(e)   12.38%(e)      0.68%(e)
------------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET
 ASSETS/SUPPLEMENTAL DATA:
Expenses (f)                       1.98%(g)      1.96%          2.11%(g)         2.15%          2.06%        2.06%         2.10%
Net investment
income (loss) (f)                  0.40%(g)      0.36%          1.19%(g)         0.08%         (0.15)%      (0.13)%       (0.69)%
Waiver/reimbursement                 --          0.01%          0.05%(g)         0.04%          0.05%        0.03%         0.10%
Portfolio turnover rate              18%(d)        52%             6%(d)           63%            47%         104%           81%
Net assets, end
of period (000's)               $83,849       $97,226       $113,542         $115,314       $129,661      $77,565       $29,303
------------------------------------------------------------------------------------------------------------------------------------

(a)  The Fund changed its fiscal year end from June 30 to July 31.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(d)  Not annualized.
(e) Had the Investment Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(g)  Annualized.

--------------------------------------------------------------------------------
                                                   COLUMBIA GROWTH & INCOME FUND

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                    (UNAUDITED)
                                    SIX MONTHS          YEAR         PERIOD                                            PERIOD
                                         ENDED         ENDED          ENDED                YEAR ENDED JUNE 30,          ENDED
                                   JANUARY 31,      JULY 31,       JULY 31,           -----------------------------  JUNE 30,
CLASS Z SHARES                            2005          2004        2003 (a)           2003 (b)           2002       2001 (c)
====================================================================================================================================
NET ASSET VALUE, BEGINNING
 OF PERIOD                            $  16.59      $  14.71       $  14.76           $  15.68        $  19.00      $  19.64
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (d)                 0.12          0.22           0.03               0.16            0.16          0.06
Net realized and unrealized
gain (loss) on investments                1.40          1.84          (0.08)             (0.74)          (1.88)        (0.70)
                                      ------------  ------------   ----------------   -------------   ------------- ----------------
Total from Investment Operations          1.52          2.06          (0.05)             (0.58)          (1.72)        (0.64)
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
 TO SHAREHOLDERS:
From net investment income               (0.26)        (0.18)            --              (0.09)          (0.17)           --
From net realized gains                     --            --             --              (0.25)          (1.43)           --
                                      ------------  ------------   ----------------   -------------   ------------- ----------------
Total Distributions Declared
to Shareholders                          (0.26)        (0.18)            --              (0.34)          (1.60)           --
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD        $  17.85      $  16.59       $  14.71           $  14.76        $  15.68      $  19.00
Total return (e)                          9.15%(f)     14.08%(g)      (0.34)%(f)(g)      (3.52)%(g)      (9.94)%(g)    (3.26)%(f)(g)
------------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET
 ASSETS/SUPPLEMENTAL DATA:
Expenses (h)                              0.98%(i)      0.96%          1.11%(i)           1.15%           1.06%         1.08%(i)
Net investment income (h)                 1.40%(i)      1.38%          2.18%(i)           1.13%           0.85%         0.86%(i)
Waiver/reimbursement                        --          0.01%          0.05%(i)           0.04%           0.05%         0.03%(i)
Portfolio turnover rate                     18%(f)        52%             6%(f)             63%             47%          104%
Net assets, end of period (000's)     $513,572      $471,803       $384,438           $383,150        $200,908      $264,425
------------------------------------------------------------------------------------------------------------------------------------

(a)  The Fund changed its fiscal year end from June 30 to July 31.
(b) On July 29, 2002, the Fund's existing Class Z shares were combined into the Fund's Class S shares, which were subsequently redesignated as Class Z shares.
(c) Class Z shares were initially offered on February 7, 2001. Per share data and total return reflect activity from that date.
(d) Per share data was calculated using average shares outstanding during the period.
(e)  Total return at net asset value assuming all distributions reinvested.
(f)  Not annualized.
(g) Had the Investment Advisor not waived or reimbursed a portion of expenses, total return would have been reduced. (h)The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(i)  Annualized.

COLUMBIA FUNDS
               -----------------------------------------------------------------
                                                   COLUMBIA GROWTH & INCOME FUND

                              --------------------------------------------------
            LARGE GROWTH      Columbia Growth Stock
                              Columbia Large Cap Growth
                              Columbia Tax-Managed Growth
                              Columbia Tax-Managed Growth II*
                              Columbia Young Investor

                              --------------------------------------------------
             LARGE VALUE      Columbia Disciplined Value
                              Columbia Growth & Income
                              Columbia Large Cap Core
                              Columbia Tax-Managed Value*

                              --------------------------------------------------
           MIDCAP GROWTH      Columbia Acorn Select
                              Columbia Mid Cap Growth
                              Columbia Tax-Managed Aggressive Growth

                              --------------------------------------------------
            MIDCAP VALUE      Columbia Dividend Income
                              Columbia Mid Cap Value*
                              Columbia Strategic Investor

                              --------------------------------------------------
            SMALL GROWTH      Columbia Acorn
                              Columbia Acorn USA
                              Columbia Small Company Equity

                              --------------------------------------------------
             SMALL VALUE      Columbia Small Cap
                              Columbia Small Cap Value

                              --------------------------------------------------
                BALANCED      Columbia Asset Allocation
                              Columbia Balanced
                              Columbia Liberty Fund

                              --------------------------------------------------
               SPECIALTY      Columbia Real Estate Equity
                              Columbia Technology
                              Columbia Utilities

                              --------------------------------------------------
    TAXABLE FIXED-INCOME      Columbia Corporate Bond
                              Columbia Federal Securities
                              Columbia Fixed Income Securities
                              Columbia High Yield
                              Columbia High Yield Opportunities
                              Columbia Income*
                              Columbia Intermediate Bond
                              Columbia Intermediate Government Income*
                              Columbia Quality Plus Bond
                              Columbia Short Term Bond*
                              Columbia Strategic Income

                              --------------------------------------------------
           FLOATING RATE      Columbia Floating Rate
                              Columbia Floating Rate Advantage

                              --------------------------------------------------
              TAX EXEMPT      Columbia High Yield Municipal
                              Columbia Intermediate Tax-Exempt Bond
                              Columbia Managed Municipals*
                              Columbia National Municipal Bond**
                              Columbia Tax-Exempt
                              Columbia Tax-Exempt Insured

--------------------------------------------------------------------------------
                                                   COLUMBIA GROWTH & INCOME FUND

                              --------------------------------------------------
 SINGLE STATE TAX EXEMPT      Columbia California Tax-Exempt
                              Columbia Connecticut Intermediate Municipal Bond
                              Columbia Connecticut Tax-Exempt
                              Columbia Florida Intermediate Municipal Bond*
                              Columbia Massachusetts Intermediate Municipal Bond
                              Columbia Massachusetts Tax-Exempt
                              Columbia New Jersey Intermediate Municipal Bond
                              Columbia New York Intermediate Municipal Bond
                              Columbia New York Tax-Exempt
                              Columbia Oregon Municipal Bond
                              Columbia Pennsylvania Intermediate Municipal Bond*
                              Columbia Rhode Island Intermediate Municipal Bond

                              --------------------------------------------------
            MONEY MARKET      Columbia Money Market
                              Columbia Municipal Money Market

                              --------------------------------------------------
    INTERNATIONAL/GLOBAL      Columbia Acorn International
                              Columbia Acorn International Select
                              Columbia Global Equity
                              Columbia International Stock
                              Columbia Newport Greater China
                              Columbia Newport Tiger*

                              --------------------------------------------------
                   INDEX      Columbia Large Company Index*
                              Columbia Small Company Index*
                              Columbia U.S. Treasury Index*

                         * The fund will be closed to new investments after the close of business on April 29, 2005. The fund's trustees have approved the merger, which is scheduled to occur during September and October, pending shareholder approval

                        ** The fund will be closed to new investments after the close of business on April 29, 2005. The fund's trustees have approved the liquidation, which is scheduled to occur during September, pending shareholder approval


                              Please consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. Contact us at 800-345-6611 for a prospectus which contains this and other important information about the fund. Read it carefully before you invest.




                              For complete product information on any Columbia fund, visit our website at www.columbiafunds.com.

                              Columbia Management Group and Columbia Management refer collectively to the various investment advisory subsidiaries of Columbia Management Group, including Columbia Management Advisors, Inc., the registered investment advisor, and Columbia Funds Distributor, Inc.

                       This page intentionally left blank.

IMPORTANT INFORMATION ABOUT THIS REPORT
                                        ----------------------------------------
                                                   COLUMBIA GROWTH & INCOME FUND

TRANSFER AGENT
Columbia Funds Services, Inc.
P.O. Box 8081
Boston MA 02266-8081
800.345.6611

DISTRIBUTOR
Columbia Funds Distributor, Inc.
One Financial Center
Boston MA 02111

INVESTMENT ADVISOR
Columbia Management Advisors, Inc.
100 Federal Street
Boston MA 02110

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
125 High Street
Boston MA 02110



The funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800-345-6611 and additional reports will be sent to you.

This report has been prepared for shareholders of Columbia Growth & Income Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the funds and with the most recent copy of the Columbia Funds Performance Update.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund's voting record are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2004 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

[eDELIVERY LOGO]


Help your fund reduce printing and postage costs! Elect to get your shareholder reports by electronic delivery. With Columbia's eDelivery program, you receive an e-mail message when your shareholder report becomes available online. If your fund account is registered with Columbia Funds, you can sign up quickly and easily on our website at www.columbiafunds.com.

Please note -- if you own your fund shares through a financial institution, contact the institution to see if it offers electronic delivery. If you own your fund shares through a retirement plan, electronic delivery may not be available to you.

Columbia Growth & Income Fund  SEMIANNUAL REPORT, JANUARY 31, 2005

                                                                 ---------------
                                                                     PRSRT STD
                                                                   U.S. POSTAGE
                                                                       PAID
                                                                  HOLLISTON, MA
                                                                  PERMIT NO. 20
                                                                 ---------------


COLUMBIA MANAGEMENT(R)

(C)2005 Columbia Funds Distributor, Inc.
One Financial Center, Boston, MA 02111-2621
800.345.6611  www.columbiafunds.com

                                                   779-03/437U-0205 (03/05) 4639

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

The registrant's "Schedule I - Investments in securities of unaffiliated issuers" (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have not been any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, since those procedures were last disclosed in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive officer and principal financial officers, based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant's management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

     (b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable at this time.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)                        Columbia Funds Trust VI
            ----------------------------------------------------------------


By (Signature and Title)            /S/ Christopher L. Wilson
                        ----------------------------------------------------
                                    Christopher L. Wilson, President

Date                                March 30, 2005
    ------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)            /S/ Christopher L. Wilson
                        ----------------------------------------------------
                                    Christopher L. Wilson, President

Date                                March 30, 2005
    ------------------------------------------------------------------------


By (Signature and Title)            /S/ J. Kevin Connaughton
                        ----------------------------------------------------
                                    J. Kevin Connaughton, Treasurer

Date                                March 30, 2005
    ------------------------------------------------------------------------